LONG-TERM INVESTMENTS - Summary of long-term investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]	¥ 6,593		¥ 5,221
Available-for-sale debt investments	[2]	1,181,693		0
Total		¥ 1,188,286	$ 170,687	¥ 5,221

[1]	The Group holds less than 40% equity interests in several third-party private companies through investments in their common shares or in-substance common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group recorded its shares of the loss of RMB221 in these investments for the year ended December 31, 2017 and recorded its shares of income in these investments of RMB869 and RMB1,348 for the year ended December 31, 2018 and 2019 respectively.
[2]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments decribed in Note 2.